Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On February 4, 2014, the Company completed its acquisition of Medallion Mortgage Company ("Medallion"), a residential mortgage originator based in southern California. Medallion originated more than $400,000 in mortgage loans during the year ended December 31, 2013 through its California and Utah locations, serving customers with an extensive portfolio of residential real estate loan programs. The acquisition of Medallion included 10 offices along the southern and central coast of California, Utah and a new operations center in Ventura, California. In the acquisition of Medallion, the Company agreed to purchase certain assets, assume certain liabilities and offer employment to certain employees. The cash consideration for this acquisition was $258. Consideration yet to be paid for this acquisition also includes contingent consideration based upon future origination volume, for which the Company has not yet determined the acquisition date fair value. The contingent consideration is conditional upon Medallion achieving certain predetermined minimum mortgage loan origination goals during the two-year period following the acquisition date and is uncapped in amount. Total consideration for Medallion, which, along with working capital for the business, will be funded out of the Company's existing cash resources.